Supplemental Balance Sheet Information Supplemental Balance Sheet Information (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Supplemental balance sheet information [Line Items]
Inventory, Raw Materials and Supplies	$ 17.6	$ 17.2
Inventory, Finished Goods	60.1	49.4
Inventory, Net	77.7	66.6
Property, Plant and Equipment, Gross	591.4	545.1
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(182.0)	(133.0)
Property, net	409.4	412.1
Property, Plant and Equipment, Transfers and Changes	21.7
Advertising and promotion	5.9	9.4
Accrued interest, including intercompany interest	23.5	6.6
Deferred income	6.7	7.7
Compensation	11.8	8.2
Miscellaneous accrued taxes	5.5	3.7
Income taxes payable	5.9	0
Other	4.0	1.9
Other Liabilities, Current	63.3	37.5
Pension and postretirement benefit obligations	93.7	103.5
Deferred Compensation	7.8	0
Other	3.7	1.4
Other Liabilities, Noncurrent	105.2	104.9
Land [Member]
Supplemental balance sheet information [Line Items]
Property, Plant and Equipment, Gross	12.9	12.2
Building and leasehold improvements [Member]
Supplemental balance sheet information [Line Items]
Property, Plant and Equipment, Gross	134.8	131.3
Machinery and Equipment [Member]
Supplemental balance sheet information [Line Items]
Property, Plant and Equipment, Gross	407.8	395.3
Software [Member]
Supplemental balance sheet information [Line Items]
Property, Plant and Equipment, Gross	21.7	0
Construction [Member]
Supplemental balance sheet information [Line Items]
Property, Plant and Equipment, Gross	$ 14.2	$ 6.3